Property, Plant and Equipment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Property Plant And Equipment Text Block Abstract
Property, plant and equipment	£ 14.2
Loss on rights transferred	1.9
Property plant and equipment disposed as a result of the revised business plans	£ 22.9